Stock-based compensation (Options activity) (Details 6) - Stock option awards - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award Options General Disclosures [Abstract]
Period of continuance employment to be eligible to exercise stock options	4 years
Period of time (in months) options are generally not exercisable	P12M
Stock option award expiration term	10 years
Conventional stock options company granted to designated senior management employees during period (in shares)	0.9	1.0	1.1
Total number of conventional stock options outstanding at end of period (in shares)	5.9
Remaining common stock authorized for future issuances under plan (in shares)	18.4
Share base payment award, options outstanding [Roll Forward]
Options outstanding at beginning of period (in shares)	7.5
Granted (in shares)	0.9	1.0	1.1
Exercised (in shares)	2.5
Options outstanding at end of period (in shares)	5.9	7.5
Options exercisable at end of period (in shares)	3.6
Share base payment award, options outstanding - Nonvested [Roll Forward]
Nonvested options outstanding at beginning of period (in shares)	2.5
Granted (in shares)	0.9	1.0	1.1
Vested (in shares)	1.1
Nonvested options outstanding at end of period (in shares)	2.3	2.5
Options outstanding weighted-average exercise price
Weighted average exercise price per share of options outstanding at beginning of period	CAD 37.37
Weighted average exercise price per share of options granted during period	84.47
Weighted average exercise price per share of options exercised during period	29.3
Weighted average exercise price per share of options outstanding at end of period	53.43	CAD 37.37
Weighted average exercise price per share of options exercisable at end of period	41.74
Nonvested options, weighted-average grant date fair value
Weighted average grant date fair value per share of nonvested options outstanding at beginning of period (in dollars per share)	9.25
Weighted average grant date fair value per share of nonvested options granted during the period (in dollars per share)	13.21
Weighted average grant date fair value per share of nonvested options that vested during the period (in dollars per share)	8.72
Weighted average grant date fair value per share of options outstanding at end of period (in dollars per share)	CAD 10.94	CAD 9.25
Share based payment award, options, additional disclosures [Abstract]
The total grant date fair value of options awards in the period	CAD 11
Valuation method used in calculating compensation cost	Black-Scholes option-pricing model
Unrecognized compensation cost related to nonvested options outstanding	CAD 7
Weighted-average period of recognition for unrecognized compensation costs	2 years 4 months
Total intrinsic value	CAD 127	CAD 50	CAD 45
Cash received upon exercise of options	74	25	28
Related excess tax benefit realized	5	5	3
Fair value of awards vested during the year	CAD 9	CAD 9	CAD 11